Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	$ 4,346	$ 4,125	$ 4,036
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	$ 1,519	$ 1,442	$ 1,410
Tax effect due to non-taxable income for Indian tax purposes	(363)	(362)	(395)
Overseas taxes	136	132	132
Tax provision (reversals)	(113)	(13)	(36)
Effect of differential tax rates	(69)	(41)	(26)
Effect of exempt non-operating income	(6)	(6)	(7)
Effect of unrecognized deferred tax assets	25	14	10
Effect of non-deductible expenses	20	19	22
Impact of change in tax rate			(13)
Others	28	(43)	(29)
Income tax expense	$ 1,177	$ 1,142	$ 1,068